Right of use asset and lease liability (Tables)	6 Months Ended
Dec. 31, 2021
Right Of Use Asset And Lease Liability
Schedule Of Lease Liability

$
Balance at June 30, 2021	-
Additions	427,263
Discount on future commitment	(54,023)
Lease liability at December 31, 2021	373,240

Schedule Of Right Of Use Assets

$
Balance at June 30, 2021	-
Additions	373,240
Amortisation	(20,736)
Balance at December 31, 2021	352,504

Schedule Of Changes In Lease Liabilities

$
Balance at June 30, 2021	-
Additions	373,240
Lease payments	(22,856)
Interest on lease payments	4,215
Balance at December 31, 2021	354,599
Less: current portion	(69,204)
Lease liability – non-current	285,394